Income Taxes - Summary of Amounts and Expiry Dates of Unused Tax Losses and Unused Tax Credits (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Unused operating tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	$ 9
Expiry Date	2028 - Indefinite
Unused investment tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	$ 50
Expiry Date	2018 - 2036
Unused alternative minimum tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	$ 9
Expiry Date	None